CURRENT	12 Months Ended
Dec. 31, 2021
CURRENT
CURRENT

NOTE 5. - NOTES PAYABLE - CURRENT

Notes payable consist of:

	December 31,
	2021	2020
Demand note payable, 10%, secured by software (A)	$12,500	$12,500
Convertible promissory note, 8%, due November 3, 2022 (B)	448,000	0
Convertible notes payable, 6%	150,000	150,000
	610,500	162,500
Less: Deferred financing costs (B)	58,300	0
Debt discounts - warrants (B)	168,377	0
	$383,823	$162,500

(A)	Demand Note payable, 10%, secured by Software - During 2015, the Company issued a note in connection with the purchase of Software.
(B)	Convertible promissory note, 8%, due November 3, 2022 - During 2021, the Company entered into a convertible promissory note. In exchange for the convertible promissory note, the lender agreed to lend the Company $448,000, which bears interest at a rate of eight percent (8%) per annum. The convertible promissory note is recorded net of a $44,800 original issue discount. Under the terms of the convertible promissory note, monthly payments of principal and interest of $53,760 are due beginning March 3, 2022, and each month thereafter with the final payment due on November 3, 2022. Additionally, in the event of a default as defined in the promissory note agreement, or if the Company elects to pre-pay the convertible promissory note, the lender and the agent has the right to convert any portion or all of the outstanding and unpaid principal and interest into fully paid and non-assessable shares of the Company’s common stock at a conversion price of $0.10 per share. The promissory note contains customary anti-dilution provisions. The Company evaluated the terms of the conversion feature under ASC 480 and ASC 815 and determined that separate bifurcation of the conversion feature was not required. In addition to the issuance of the convertible promissory note, the Company also granted the lender warrants (Note 9). In exchange for the Promissory Note, the Company accepted an original discount on the Promissory note of $44,800 as noted above, paid a finder’s fee of $20,160, and the lender’s legal fees of $5,000. These deferred financing fees are being amortized ratably through October 2022.

(C)	Convertible notes payable, 6%, maturity date of December 31, 2016 - At December 31, 2021, the Company was obligated to unrelated third parties for $150,000 ($150,000 - 2020) (“The Notes”). The principal is unsecured and convertible at the option of the holders into shares of common stock at $0.05 per share. The Notes bear interest at 6.0% and is past due. The Notes are convertible into shares of common stock subject to the following limitations. The Notes are not convertible to the extent that shares of common stock issuable upon the proposed conversion would result in a change in control of the Company which would limit the use of its net operating loss carryforwards; provided, however if the Company closes a transaction with another third party or parties that results in a change of control which will limit the use of its net operating loss carryforwards, then the foregoing limitation shall lapse. Prior to any conversion by a requesting note holder, each note holder holding a note which is then convertible into 5% or more of the Company’s common stock shall be entitled to participate on a pari passu basis with the requesting note holder and upon any such participation the requesting note holder shall proportionately adjust his conversion request such that, in the aggregate, a change of control, which will limit the use of the Company’s net operating loss carryforwards, does not occur.

Notes payable - related parties consist of:

	December 31,
	2021	2020
Demand notes payable to director, 6%, unsecured	$130,000	$0
Demand note payable to employee, 6% unsecured	50,000	0
Demand notes payable to officer and director, 6%, unsecured	37,000	0
Demand note payable to officer and director, 6%, unsecured	12,000	0
	$229,000	$0